Convertible promissory note and derivative liability (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 26, 2022	Sep. 30, 2023	Sep. 30, 2022
Derivative liability		$ 0	$ 3,450,000
Shares issued		474,137
Redemption of convertible notes		$ 1,100,000
Convertible promissory note [Member]
Issued Convertible promissory note	$ 6,420,000
Derivative liability	3,870,000	0	3,450,000
Change in fair value of derivative liability		$ 900,000	420,000
Debt discount	3,870,000
Convertible promissory note	$ 64,200
Convertible into ordinary shares price	$ 0.025
Shares issued		474,137
Description of effect of reverse stock split		After the effect of the reverse stock split adjustment, the floor price of the Note is assumed to be $0.96
Description of amortized		the Company determined that the floor price under the Note is assumed to be $0.12, which is calculated based on an 80% discount of the Nasdaq Minimum Price of $0.5785 on the date of the Company’s entry into the Agreement with the Investor
Discount amount	$ 420,000
Amortization of debt issuance costs		$ 1,700,000	1,700,000.0
Other expenses		48,160	48,160
Redemption of convertible notes		1,100,000
Net of amortization		$ 5,800,000	$ 2,200,000
Conversion price			$ 0.12